Dealer Finance Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Dealer Finance Receivable

The following is a summary of the activity in Dealer Finance Receivables:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Balance Beginning of Period	$40,956	$24
Advances During the Period	38,960	5,502
Revenue Recognized, Net	2,037	125
Payments to Reduce Amount Advanced	(7,200)	(178)

Balance, End of Period	$74,753	$5,473

The following is a summary of the activity in dealer finance receivables for the periods presented:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Balance Beginning of Period	$24	$—
Advances during the period	45,438	24
Revenue Recognized, Net	2,168	—
Payments to reduce amount advanced	(6,674)	—

Balance end of period	$40,956	$24

Accretable Yield

Changes in accretable yield were as follows:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Balance Beginning of Period	$8,887	$—
Accretion (Revenue Recognized)	(2,037)	(125)
Additions	9,999	1,792
Reclassification from (to) Nonaccretable Yield	—	—

Balance, End of Period	$16,849	$1,667

Changes in accretable yield were as follows:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Balance Beginning of Period	$—	$—
Accretion (Revenue Recognized)	(2,168)	—
Additions	11,055	—
Reclassification From (to) Non-accretable Difference	—	—

Balance End of Period	$8,887	$—

Non-accretable Yield

Components of non-accretable yield are as follows:

As of March 31, 2013
($ in thousands)
Contractual Net Cash Flows (1)	$103,306
Expected Net Cash Flows	(91,602)

Non-accretable Yield	$11,704

(1)	Contractual net cash flows represents total cash payments due across all dealer servicing agreements for repayment of dealer advances and contract servicing.
Components of non-accretable yield are as follows:

As of December 31, 2012
($ in thousands)
Contractual Net Cash Flows	$56,287
Expected Net Cash Flows	(49,843)

Non-accretable Yield	$6,444